Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Off-balance sheet arrangements
Purchase commitments	€ 369,937
Less than 1 year
Off-balance sheet arrangements
Purchase commitments	212,065
1-3 years
Off-balance sheet arrangements
Purchase commitments	105,947
3-5 years
Off-balance sheet arrangements
Purchase commitments	46,426
More than 5 years
Off-balance sheet arrangements
Purchase commitments	5,499
Collaboration agreement for filgotinib | Gilead [member]
Off-balance sheet arrangements
Purchase commitments	169,600	€ 18,100	€ 27,500
Total contractual obligations and commitments	€ 369,900	€ 493,400	€ 614,100